Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Use Of Estimates
Use of Estimates
The preparation of the financial statements in conformity with U.S. GAAP requires management to make judgments, estimates, and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenue and expenses. These judgments, estimates and assumptions are used for, but not limited to, revenue recognition, allowance for credit losses, inventory valuation and write-downs, warranty obligations, the fair value of equity awards, the valuation of investments, recoverability of the Company’s net deferred tax assets, and certain accrued expenses. The Company evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors and adjusts those estimates and assumptions when facts and circumstances dictate. Actual results may differ from those estimates under different assumptions or conditions and the differences may be material.

Concentration of Credit Risk and Other Risks and Uncertainties
Concentration of Credit Risk and Other Risks and Uncertainties
Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash and cash equivalents, restricted cash, short-term investments, and accounts receivable. Substantially all the Company’s cash and cash equivalents, restricted cash, and investments are held at one financial institution in the United States that management believes is of high credit quality. Such investments may, at times, exceed federally insured limits or may not be covered by deposit insurance at all.
For the year ended December 31, 2024, 2023 and 2022, the Company’s largest customer accounted for 16%, 13%, and 14% of revenues, respectively.
Accounts receivable are unsecured; however, the Company does assess the collectability of accounts receivable based on a number of factors, including past transaction history with, and the creditworthiness of, the customer. Accordingly, the Company is exposed to credit risk associated with accounts receivable. To reduce risk, the Company closely monitors the amounts due from its customers and assesses the financial strength of its customers through a variety of methods that include, but are not limited to, engaging directly with customer operations and leadership personnel, visiting customer locations to observe operating activities, and assessing customer longevity and reputation in the marketplace. A material default in payment or a material reduction in purchases from these or any other large customers could have a material adverse impact on the Company’s financial condition, results of operations, and liquidity. One customer accounted for 16% and 14% of accounts receivable as of December 31, 2024 and 2023.
The Company manufactures Tablo consoles, and a majority of Tablo cartridges, at its manufacturing facility in Tijuana, Mexico which it operates in collaboration with its outsourced business administration service provider, TACNA. The Company is subject to a number of risks associated with operating its Mexico-based manufacturing facility, and many of these risks may heighten to the extent the Company continues to ramp its cartridge manufacturing capabilities and increase its dependence on the Mexico-based manufacturing operations. The Company may experience strikes, work stoppages, work slowdowns, high personnel turnover, grievances, complaints, claims of unfair labor practices, other collective bargaining disputes or other labor disputes at its facility. The manufacturing operations at the facility may also suffer disruptions from global or regional public health crises such as the
COVID-19
pandemic, natural disasters, cyber security attacks, vandalism, terrorism or other political hostilities. Any such occurrences could negatively impact the Company’s ability to produce Tablo consoles and cartridges. The Company is also subject to a variety of foreign laws and regulations, including trade (and potential tariff) and labor restrictions and laws relating to importation, exportation and taxation of goods, and U.S. laws and regulations relating to foreign operations. In addition, because certain of its Mexico-based manufacturing operations incur costs that are denominated in MXN, the Company is exposed to additional risk of currency fluctuations between USD and MXN, which could increase its product and labor costs, thus reducing its gross profit. To date, foreign currency transaction gains and losses have not been material to the Company’s financial statements.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The Company determines the fair value of an asset or liability based on the assumptions that market participants would use in pricing the asset or liability in an orderly transaction between market participants at the measurement date. The identification of market participant assumptions provides a basis for determining what inputs are to be used for pricing each asset or liability.
The Company classifies financial instruments using a three-tiered fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.
The Company’s cash and cash equivalents, restricted cash, accounts receivable, accounts payable and accrued liabilities approximate their fair value due to their short maturities.

Credit Losses
Credit Losses
Accounts receivable
. Accounts receivable are recorded at invoice value, net of any allowance for credit losses. The allowance for credit losses is based on the Company’s assessment of its best estimate of the amount of receivables that will not be collected over the estimated life of the assets. The allowance is calculated by considering previous loss history, delinquency of receivables balances, current and anticipated future economic conditions that may affect a customer’s ability to pay. To the extent an individual customer’s credit quality deteriorates, the Company measures an allowance based on the risk characteristics of the individual customer. Once a receivable is deemed to be uncollectible, such balance is charged against the allowance. The allowance is calculated at each reporting period with changes recorded to general and administrative expense in the statements of operations.
The Company writes off accounts receivable when the Company has exhausted collection efforts without success, and payments subsequently received on such receivables are credited to the allowance in the period the payment is received.

Available-for-sale
debt securities
. The Company
primarily
holds U.S. government-sponsored enterprises debt securities, corporate debt securities, commercial paper, U.S. Treasury securities and money market funds. The Company regularly reviews the securities in an unrealized loss position and evaluates the current expected credit loss by considering factors such as historical experience, market data, financial condition and near-term prospects of the investee, the extent of the loss related to the credit of the issuer, and the expected cash flows from the security. The Company segments its portfolio based on the underlying risk profiles of the securities and has a zero-loss
expectation for U.S. treasury and U.S. government-sponsored enterprises debt securities. The basis for this assumption is that these securities have consistently high credit ratings by rating agencies, have a long history with no credit losses, are explicitly guaranteed by a sovereign entity, which can print its own currency, and are denominated in a currency that is routinely held by central banks, used in international commerce, and commonly viewed as a reserve currency. Additionally, all of the Company’s investments in corporate debt securities are in securities with high-quality credit ratings, which have historically experienced low rates of default.

Cash Equivalents and Short-Term Investments
Cash Equivalents and Short-Term Investments
The Company considers all highly liquid investments with an original maturity of three months or less from the date of purchase to be cash equivalents. Cash equivalents are stated at fair value and consist primarily of amounts invested in money market funds and U.S. government-sponsored enterprises debt securities.
The Company primarily holds U.S. government-sponsored enterprises debt securities, corporate debt securities, commercial paper, and U.S. Treasury securities, and has the ability, if necessary, to liquidate any of its investments to meet its liquidity needs in the next 12 months, without significant penalty. Accordingly, those investments with contractual maturities greater than one year from the date of purchase are classified as short-term investments on the accompanying balance sheets. Short-term investments have been classified as available-for-sale
at the time of purchase. The Company evaluates the appropriate classification of its investments as of each balance sheet date.
The Company’s investment securities are recorded at fair value based on the fair value hierarchy. Money market funds and U.S. Treasury securities are classified within Level 1 of the fair value hierarchy. Other securities are classified within Level 2 of the fair value hierarchy. Unrealized gains and losses, deemed temporary in nature, are reported as a separate component of accumulated other comprehensive income (loss).
A decline in the fair value of any security below cost that is deemed other than temporary results in a charge to earnings and the corresponding establishment of a new cost basis for the security. Premiums (discounts) are amortized (accreted) into interest income over the life of the related security as an adjustment to yield using the straight-line interest method. Dividend and interest income are recognized when earned. Realized gains and losses are included in earnings and are derived using the specific identification method for determining the cost of securities sold.

Inventories
Inventories
Inventory is stated at the lower of cost or net realizable value, with approximate costs determined on a first-in,
first-out
basis. Inventory costs include direct materials, direct labor, and normal manufacturing overhead. The carrying value of inventories is reduced for any products that are considered excessive or obsolete based upon assumptions about future demand and market conditions. Any write-down of its inventory to net realizable value establishes a new cost basis and will be maintained even if certain circumstances suggest that the inventory is recoverable in subsequent periods. Costs associated with the write-down of inventory are recorded to cost of revenue on the statements of operations.

Property and Equipment, Net
Property and Equipment, Net
Property and equipment, net is stated at cost, net of accumulated depreciation. Depreciation is generally computed using the straight-line method based on the estimated useful lives of the assets, which is generally two
to five years. Leasehold improvements are amortized using the straight-line method over the shorter of the assets estimated useful lives or the remaining term of the lease. Maintenance and repairs are charged to expense as incurred. Significant improvements that substantially enhance the useful life of an asset are capitalized and depreciated. When assets are retired or disposed of, the cost together with related accumulated depreciation is removed from the balance sheet and any resulting gain or loss is reflected in the statements of operations in the period realized.
Long-lived assets, such as property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group to be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. There were no such impairment losses as of December 31, 2024 and 2023.

Leases
Leases
The Company determines if an arrangement is a lease at inception by assessing whether the arrangement contains an identified asset and whether it has the right to control the identified asset.
Right-of-use
(ROU) assets represent the Company’s right to use an underlying asset for the lease term. Operating lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Lease liabilities are recognized at the lease commencement date based on the present value of future lease payments over the lease term. ROU assets are based on the measurement of the lease liability and also include any lease payments made prior to or on lease commencement and exclude lease incentives and initial direct costs incurred, as applicable.
As the implicit rate in the Company’s leases is generally unknown, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The lease terms may include options to extend or terminate the lease when the Company is reasonably certain it will exercise such options. Lease costs for the Company’s operating leases are recognized on a straight-line basis over the reasonably assured lease term. Variable lease payments include lease operating expenses.
The Company has elected to not separate lease and
non-lease
components for any leases within its existing classes of assets and, as a result, accounts for any lease and non-lease
components as a single lease component. The Company has also elected to not apply the recognition requirement to any leases within its existing classes of assets with a term of 12 months or less and does not include an option to purchase the underlying asset that the Company is reasonably certain to exercise.

Accrued Warranty Liability
Accrued Warranty Liability
The Company generally provides a
one-year
warranty for defective parts and workmanship on its Tablo consoles, commencing upon the transfer of title and risk of loss to the customer. The Company accrues the estimated cost of product warranties when it invoices the customer, based on historical experience and expected results. Should actual product failure rates and material usage costs differ from these estimates, revisions to the estimated warranty liability would be required. The Company periodically assesses the adequacy of its recorded product warranty liabilities and adjusts the balance as required. Warranty expense is recorded as a component of cost of product revenue in the statements of operations.

Contract Liabilities - Deferred Revenue
Contract Liabilities — Deferred Revenue
The timing of revenue recognition may differ from the timing of invoicing to customers. The Company records deferred revenue when revenue is recognized subsequent to invoicing. For service agreements, the Company generally invoices customers annually at the beginning of each annual coverage period. Deferred revenue that will be recognized during the 12 months following the balance sheet date is recorded as the current portion of deferred revenue and the remaining portion is recorded as noncurrent.

Revenue
Revenue
The Company generates revenue primarily from the sale of its products and services. Product revenue consists primarily of sales of Tablo consoles and related consumables, including Tablo cartridges and accessories. Service and other revenue consists primarily of revenue generated from service agreements and other revenue from shipping and handling charged to customers.
Each customer contract defines our distinct performance obligations and the associated transaction price for each obligation. Tablo consoles and consumables are generally sold without the right of return. Revenue is recognized when a performance obligation is satisfied. Revenue from product sales is recognized at a point in time when management has determined that control has transferred to the customer, which is generally when legal title has transferred to the customer. Revenue from service agreements is recognized over time as the service is performed, typically evenly over the service period. Certain contracts include variable consideration such as rebates, revenue for such contracts is recognized only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. Revenue is recognized net of any taxes collected from customers, which are subsequently remitted to governmental authorities.
The Company’s contracts with customers often include multiple performance obligations, such as products and services. The Company determines the SSP based upon the facts and circumstances of each performance obligation (product or services), which often requires management’s judgement. The Company uses an observable price to estimate SSP for items that are sold separately, including service agreements. In instances where SSP is not directly observable, such as when the Company does not sell the product or service separately, the Company determines the SSP using information that may include market conditions and other observable inputs and allocates the contracted transaction price to each distinct performance obligation based upon the relative SSP. When SSP is not directly observable for a performance obligation, the Company utilizes the residual method to allocate revenue. The Company may offer additional goods or services to customers at the inception of customer contracts at prices not at SSP. If such contracts result in a material right, the Company allocates part of the transaction price to that right and recognizes the associated revenue when those future goods and services are transferred to the customer. SSP is assigned based on the estimated value of the material right. The Company establishes SSP ranges for its products and services and reassesses them periodically.
Costs associated with product sales include commissions. The Company applies the practical expedient to expense the commissions as incurred as the expected amortization period is one year or less. Commissions are recorded as sales and marketing expenses in the statements of operations.
Operating Lease Arrangements
The Company enters into operating lease arrangements that contain both lease and non-lease
elements. The lease element includes Tablo consoles, while
non-lease
elements include consumables, services and training. Revenue related to such arrangements is allocated to lease and non-lease
elements based on their relative SSP. Revenue for the lease element, net of any taxes collected from customers, is recognized on a straight-line basis as product revenue over the lease term, generally one month to one year, in the statements of operations. The costs of the leased Tablo consoles are included in property and equipment, net on the balance sheets and amortized to cost of product revenue.

Shipping and Handling Costs
Shipping and handling charged to customers are recorded as revenue. Shipping and handling costs are expensed as incurred and are included in sales and marketing expenses.

Stock-Based Compensation Expense
Stock-Based Compensation Expense
Stock-based compensation expense relates to stock options with a service-based vesting condition, stock options with performance and market-based vesting conditions, stock purchase rights under the ESPP, Restricted Stock Units (RSUs) and Performance Stock Units (PSUs) with performance or market-based vesting conditions. Stock-based compensation expense for the Company’s stock-based awards is based on their grant date fair value.
The fair value of stock options with a service condition and stock purchase rights under the ESPP on the grant date is estimated using the Black-Scholes option-pricing model. The fair value of these awards is recognized as compensation expense on a straight-line basis over the requisite service period in which the awards are expected to vest and forfeitures are recognized as they occur.
The Black-Scholes model considers several variables and assumptions in estimating the fair value of service-based stock options and stock purchase rights under the ESPP. These variables include the per share fair value of the underlying common stock, exercise price, expected term, risk-free interest rate, expected annual dividend yield and expected stock price volatility over the expected term. For all service-based stock options granted, the Company calculates the expected term using the simplified method for “plain vanilla” stock option awards. The Company had no publicly available stock price information prior to the IPO and limited available stock price information subsequent to the IPO; therefore, the Company has used the historical volatility of the stock price of similar publicly traded peer companies. The risk-free interest rate is based on the yield available on U.S. Treasury zero-coupon
issues similar in duration to the expected term on the equity settled award.
For stock options with performance- and market-based vesting conditions, stock-based compensation expense begins to be recognized over the remaining service period when it is considered probable that the performance vesting condition will be satisfied. Stock-based compensation expense related to these options is recognized using the accelerated attribution method as the performance-based vesting condition and not reversed if the achievement of the market condition does not occur. The fair value of these stock options is estimated using the Monte Carlo simulation model.
The fair value of RSUs and PSUs with a service- or performance-based vesting condition is based on the market price of the Company’s common stock on the date of grant. The determination of the stock-based compensation expense related to PSUs to be recognized in the statements of operations requires the use of certain estimates and assumptions. At each reported period, the Company reassesses the probability of the achievement of corporate performance goals to estimate the number of shares to be released. Any increase or decrease in stock-based compensation expense resulting from an adjustment in the estimated shares to be released is treated as a cumulative catch-up
in the period of adjustment. If any of the assumptions or estimates used change significantly, stock-based compensation expense may differ materially from what the Company has recorded in the current period.
The fair value of PSUs with a market-based vesting condition is estimated using the Monte Carlo simulation model. Stock-based compensation expense related to these PSUs is recognized using the accelerated attribution method and not reversed if the achievement of the market conditions does not occur.

Research and Development
Research and Development
The Company expenses all research and development costs as incurred. These expenses include the costs of proprietary research and development efforts, quality engineering, clinical studies and trials, and regulatory affairs. Costs primarily
consist
of compensation and personnel costs, regulatory fees, consulting services, laboratory supplies and materials expenses, and infrastructure costs including facilities, depreciation, and information technology.

Advertising Costs	Advertising Costs Advertising costs are expensed as incurred. The advertising costs for years ended December 31, 2024, 2023, and 2022 were not significant.
Income Taxes
Income Taxes
The Company accounts for income taxes under the liability method. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax reporting bases of assets and liabilities and remeasured using enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse. Realization of deferred tax assets is dependent upon future earnings, the timing and amount of which are uncertain.
The Company utilizes a
two-step
approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained upon tax authority examination, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate settlement.
The Company includes any penalties and interest expense related to income taxes as a component of other expense, net, as necessary.

Net Loss per Share
Net Loss per Share
Basic net loss per share is calculated by dividing the net loss by the weighted-average number of shares of common stock outstanding for the period, without consideration for potential dilutive securities.
Diluted net loss per share is computed by dividing the net loss by the weighted-average number of common shares and common share equivalents of potentially dilutive securities outstanding for the period. For purposes of the diluted net loss per share calculation, awards under the Company’s equity compensation plan and warrants are considered to be potentially dilutive securities. For periods in which the Company reports net losses, basic net loss per share is the same as diluted net loss per share because the effects of potentially dilutive securities are antidilutive.

Employee Benefit Plan
Employee Benefit Plan
The Company has a defined contribution retirement savings plan under Section 401(k) of the Internal Revenue Code. This plan allows eligible employees to defer a portion of their eligible compensation on a pre-
or
post-tax
basis. The Company is authorized to make matching contributions but did not make such contributions for the year ended December 31, 2021. Effective January 1, 2022, the Company began to match 100% of each employee’s contributions up to a maximum matching contribution equal to 2% of such employee’s eligible compensation, subject to the terms and limitations of the 401(k) plan and applicable law. The Company’s matching contributions were $1.5 million, $1.7 million and $1.4 million for the years ended December 31, 2024, 2023, and 2022, respectively.

Segment
Segment
The Company generates revenue primarily from the sale of its products and services. Product revenue consists primarily of sales of Tablo consoles and related consumables, including Tablo cartridges and accessories. Service and other revenue consists primarily of revenue generated from service agreements and other revenue from shipping and handling charged to customers. Tablo is a single enterprise solution that can be utilized in both the acute and home care settings. The Company derives revenue primarily in the United States and operates a manufacturing facility in Mexico. As the Company manages its business activities on a consolidated basis, the Company has one reportable segment. The Company’s chief operating decision maker (CODM), its Chief Executive Officer, reviews financial information on an aggregate basis for the purposes of allocating resources and evaluating
financial performance.

Recently Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncement
In November 2023, the FASB issued Accounting Standards Update (ASU)
No. 2023-07,
Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures
(ASU
2023-07),
which requires that an entity disclose significant segment expenses impacting profit and loss that are regularly provided to the chief operating decision maker. The update is required to be applied retrospectively to prior periods presented, based on the significant segment expense categories identified and disclosed in the period of adoption. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Company adopted ASU
2023-07
as of January 1, 2024. The adoption did not have a material impact on the Company’s financial statements.
Recently Issued Accounting Pronouncements Not Yet Adopted
In December 2023, the FASB issued ASU
No. 2023-09,
Improvements to Income Tax Disclosures
(ASU
2023-09),
which requires that an entity disclose specific categories in the effective tax rate reconciliation as well as provide additional information for reconciling items that meet a quantitative threshold. Further, the ASU requires certain disclosures of state versus federal income tax expense and taxes paid. This ASU is effective for fiscal years beginning after December 15, 2024. The Company does not expect the adoption of ASU
2023-09
to have a material impact on its financial statements.
In March 2024, the SEC adopted rules intended to enhance and standardize climate-related disclosures in registration statements and annual reports. The new rules will require disclosure of material climate-related risks, including the material impacts of these risks to the Company, the quantification of material impacts to the Company as a result of severe weather events and other natural conditions and Board of Directors’ oversight and risk management activities. The new rules follow a compliance phase-in
timeline based on a company’s filing status. Large accelerated filers and accelerated filers (other than smaller reporting companies) are required to first incorporate such disclosures for fiscal years 2025 and 2026, respectively, followed by greenhouse gas-related
disclosures, if material, for fiscal years 2026 and 2027, respectively. If we remain a smaller reporting company, we would first be required to incorporate such disclosures for fiscal year 2027 and would not be required to report greenhouse gas emissions data. In April 2024, the SEC determined to voluntarily stay the final rules pending certain legal challenges. The Company is currently evaluating the impact of these new rules on its financial statements and related disclosures.
In November 2024, the FASB issued ASU
No. 2024-03,
Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic
220-40):
Disaggregation of Income Statement Expenses
(ASU
2024-03),
which requires additional disclosures about the nature of expenses included in the income statement, such as purchases of inventory, employee compensation and depreciation. ASU
2024-03
will be effective for fiscal years beginning after December 15, 2026, and interim periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of adopting the standard on its financial statements and related disclosures.